UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/2013

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Balanced Opportunity Fund

ANNUAL REPORT November 30, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
32	Notes to Financial Statements
44	Report of Independent Registered Public Accounting Firm
45	Important Tax Information
46	Board Members Information
48	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Balanced Opportunity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Balanced Opportunity Fund, covering the 12-month period from December 1, 2012, through November 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although expectations of higher long-term interest rates and a more moderately stimulative monetary policy sparked volatility in the U.S stock market at times during the reporting period, improved U.S. economic conditions drove stock prices substantially higher for the reporting period overall. Even the 16-day U.S. government shutdown in October failed to derail the market’s advance, enabling some broad measures of stock market performance to reach new record highs by the reporting period’s end. Stocks across most capitalization ranges and investment styles produced strong results. Fixed-income securities fared less well, as actual and anticipated increases in long-term interest rates caused prices of U.S. government securities to fall.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in many developed countries due to past and continuing monetary ease, while emerging markets seem poised for more moderate economic expansion. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 16, 2013

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2012, through November 30, 2013, as provided by Keith Stransky, Brian Ferguson, Sean Fitzgibbon, and David Bowser, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended November 30, 2013, Dreyfus Balanced Opportunity Fund’s Class A shares, Class C shares, Class I shares, Class J shares, and Class Z shares produced total returns of 20.40%, 19.56%, 20.68%, 20.71%, and 20.58%, respectively.1 In comparison, the fund’s benchmark, a blended index composed of 60% Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) and 40% Barclays U.S. Aggregate Bond Index, produced a total return of 17.53% for the same period.2 Separately, the S&P 500 Index and the Barclays U.S. Aggregate Bond Index produced total returns of 30.28% and –1.61%, respectively, for the same period.

U.S. stocks responded positively to stronger economic growth during the reporting period, while bonds lost value amid rising long-term interest rates. The fund outperformed its blended benchmark, mainly due to the higher weighting in stocks and the success of our security selection strategy in eight of 10 stock market sectors.

The Fund’s Investment Approach

The fund seeks high total return, including capital appreciation and current income, through a diversified mix of stocks and fixed-income securities.When allocating assets, we assess the relative return and risk of each asset class, general economic conditions, anticipated future changes in interest rates, and the general outlook for stocks.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Using quantitative and fundamental research, we look for companies with leading market positions, competitive or technological advantages, high returns on equity and assets, good growth prospects, attractive valuations, and strong management teams.

The fund normally invests between 25% and 50% of its assets in fixed-income securities that, at the time of purchase, are rated investment grade (Baa/BBB or higher) or the non-rated equivalent as determined by Dreyfus.We may invest up to

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

5% of the fixed-income portfolio in securities rated below investment grade (but not lower than B) or the non-rated equivalent as determined by Dreyfus at the time of purchase and up to 10% in bonds from foreign issuers.

Recovering Economy Bolstered Stocks but Hurt Bonds

U.S. stocks rallied in response to improved economic data, including employment gains and recovering housing markets. However, these developments generally hurt bonds, whose prices tend to fall when interest rates climb during economic rebounds.

Stocks and bonds encountered heightened volatility in late May, when the Federal Reserve Board (the “Fed”) indicated that it would back away from its ongoing quantitative easing program sooner than expected. Stocks generally stabilized over the summer and advanced strongly in the fall when the Fed unexpectedly refrained from tapering its bond purchasing program. Even a federal government shutdown in October failed to derail the rally, enabling the S&P 500 Index to reach record highs by the reporting period’s end.

After rallying through early May, bonds lost ground over the next four months. Bonds reversed course and generally rallied when the Fed postponed its tapering plans. U.S. government securities gained additional value in October, as the government shutdown dampened investors’ expectations of economic growth. However, renewed volatility in November offset some of the gains achieved over the previous two months, and the Barclays U.S. Aggregate Bond Index ended the reporting period in negative territory.

Equities Drove Fund Outperformance

In this bifurcated environment, we continued to emphasize stocks over bonds. Results among stocks were particularly favorable in the energy sector, where the fund avoided weakness in industry giant ExxonMobil. Instead, we preferred better performing refiners and exploration-and-production companies, such as Valero Energy, Hess, and EOG Resources. Success in the consumer discretionary sector was supported by several media companies that raised their dividends and increased their share buyback programs. In the financials sector, wealth manager Ameriprise Financial and securities broker TD Ameritrade Holding advanced along with the stock market, and insurer Prudential Financial benefited from steepening yield differences along the bond market’s maturity range. Disappointments over the reporting period proved relatively mild, as sector-wide shortfalls were limited to the health care and information technology segments.

In the fund’s bond portfolio, the benefits of a relatively short average duration and overweighted exposure to corporate bonds were offset by underweighted exposure to and challenging security selections among mortgage-backed securities.

Selectivity Should Be Key to Investment Success

Despite recent gains, we generally are optimistic regarding the outlook for equities, which could continue to advance in an environment of low short-term interest rates, accommodative monetary policies, subdued inflation, and sound business fundamentals. Nonetheless, we expect to remain highly selective, favoring individual companies with strong earnings growth. We have identified ample opportunities meeting our criteria in the financials and consumer discretionary sectors, but fewer in the telecommunications services, utilities, and consumer staples sectors. Among bonds, we remain cautious in light of rising long-term interest rates, which have prompted us to maintain a short average duration and an emphasis on higher yielding market sectors that tend to be less sensitive to interest rate risks.

December 16, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Classes A, C, I, J, and Z shares provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, Class A, C, I, J and Z returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class J and Class shares of Dreyfus Balanced Opportunity Fund on 11/30/03 to a $10,000 investment made in the Standard & 500 ® Composite Stock Price Index (the “S&P 500 Index”) and the Barclays U.S. Aggregate Bond Index (the “Barclays Index”) on that date. All dividends and capital gain distributions are reinvested.

On January 30, 2004, Dreyfus Balanced Opportunity Fund (the “fund”) commenced operations after all of the assets another mutual fund advised by the fund's sub-investment adviser were transferred to the fund in exchange for Class shares of the fund in a tax-free reorganization. Class J and Z shares are closed to new investors.The fund offers Class A, C and I shares, which are subject to different sales charges and expenses.The performance figures for Class A, Class C, Class I and Class Z shares in the line graph above include the performance of the predecessor fund and reflect current sales loads and distribution expenses in effect since the reorganization date.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report

Average Annual Total Returns as of 11/30/13
	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	13.48%	12.12%	4.62%
without sales charge	20.40%	13.46%	5.24%
Class C shares
with applicable redemption charge†	18.56%	12.56%	4.47%
without redemption	19.56%	12.56%	4.47%
Class I shares	20.68%	13.75%	5.46%
Class J shares	20.71%	13.62%	5.46%
Class Z shares	20.58%	13.45%	5.32%
Standard & Poor’s 500
Composite Stock Price Index	30.28%	17.59%	7.68%
Barclays U.S. Aggregate Bond Index	–1.61%	5.33%	4.71%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class C, Class I and Class Z shares shown in the table include the performance of the predecessor fund and reflect current sales loads and distribution expenses in effect since the reorganization date.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from June 1, 2013 to November 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2013

	Class A	Class C	Class J	Class I	Class Z
Expenses paid per $1,000†	$6.26	$10.15	$4.96	$4.96	$5.37
Ending value (after expenses)	$1,080.10	$1,076.20	$1,081.50	$1,081.50	$1,080.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2013

	Class A	Class C	Class J	Class I	Class Z
Expenses paid per $1,000†	$6.07	$9.85	$4.81	$4.81	$5.22
Ending value (after expenses)	$1,019.05	$1,015.29	$1,020.31	$1,020.31	$1,019.90

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for Class J, .95% for Class I and 1.03% for Class Z, multiplied by the average account value over the period,multiplied by 183/365 (reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2013

	Coupon	Maturity	Principal
Bonds and Notes—30.8%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—1.1%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	237,716	[a]	238,299
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		75,513
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. A	1.49	11/15/17	366,502	[a]	368,077
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		315,489
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. B	1.83	3/15/17	540,000		545,568
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. C	1.94	3/15/18	480,000		484,526
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	3,356		3,359
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	320,000		330,272
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	194,349	[a]	196,017
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	435,000		443,851
					3,000,971
Asset-Backed Ctfs./Equipment—.1%
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		399,557
Commercial Mortgage
Pass-Through Ctfs.—1.7%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		591,022
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	209,631		217,089
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	[b]	199,496
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-T22, Cl. A4	5.76	4/12/38	275,000	[b]	298,917

The Fund	9

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	380,000	[a,b]	397,263
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. E	2.48	3/6/20	560,000	[a,b]	560,910
Hilton USA Trust,
Ser. 2013-HLT, Cl. BFX	3.37	11/5/30	725,000	[a]	730,167
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	445,000	[a]	488,964
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	49,297	[b]	51,112
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	435,000	[a,b]	520,960
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	335,000	[b]	345,044
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	335,000		344,716
					4,745,660
Consumer Discretionary—.9%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	55,000	[a]	55,149
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	175,000		203,229
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		156,113
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	[a]	405,834
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	540,626	[a]	693,371
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	345,000	[a]	346,665
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	240,000		271,566
Staples,
Sr. Unscd. Notes	2.75	1/12/18	215,000		218,347

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary (continued)
Time Warner Cable,
Gtd. Debs	6.55	5/1/37	175,000		161,517
					2,511,791
Consumer Staples—1.1%
Altria Group,
Gtd. Notes	4.00	1/31/24	65,000		64,155
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		76,059
Altria Group,
Gtd. Notes	4.75	5/5/21	120,000		129,188
Altria Group,
Gtd. Notes	10.20	2/6/39	20,000		31,248
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	425,000		423,108
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	205,000		189,285
Mondelez International,
Sr. Unscd. Notes	6.88	2/1/38	180,000		215,935
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	500,000	[a]	513,141
Reynolds American,
Gtd. Notes	4.85	9/15/23	555,000		578,865
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	[a]	201,903
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	330,000		331,869
WM Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	270,000	[a]	272,697
					3,027,453
Energy—1.1%
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	440,000		453,041
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	10/1/43	220,000		225,949
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		277,058
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	235,000		219,375

The Fund	11

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy (continued)
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		227,639
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	405,000		417,150
Petrobras Global Finance,
Gtd. Notes	4.38	5/20/23	55,000		50,536
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	375,000		378,041
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	210,000		226,800
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	90,000		92,148
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	75,000		77,938
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	215,000		212,614
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000		267,572
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	60,000		64,557
					3,190,418
Financial—3.0%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	265,000	[a]	266,955
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		52,176
AON,
Gtd. Notes	3.50	9/30/15	165,000		172,816
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	150,000		151,781
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	290,000		332,209
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000		56,948
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	365,000		384,698
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000		282,671
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		180,554

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	500,000		492,273
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	180,000		190,575
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	160,000		187,410
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	[a]	248,830
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		288,201
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	265,000		284,175
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	65,000		76,267
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	95,000		114,535
Goldman Sachs Group,
Sr. Unscd. Notes	1.84	11/29/23	430,000	[b]	432,390
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		253,451
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	125,000		141,305
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	[a]	498,560
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	235,000		217,193
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		304,355
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	235,000		249,868
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	220,000		214,688
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		106,023
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		118,833
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	225,000		253,580
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	150,000	[a]	140,686

The Fund	13

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
PNC Bank,
Sub. Notes	6.88	4/1/18	250,000		299,759
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		267,601
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		230,364
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	225,000		230,591
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	400,000	[a]	405,719
WEA Finance,
Gtd. Notes	7.13	4/15/18	75,000	[a]	89,795
					8,217,835
Foreign/Governmental—.3%
Banco Nacional de Desenvolvimento
Economico e Social,
Sr. Unscd. Notes	3.38	9/26/16	200,000	[a,c]	201,500
Eurasian Development Bank,
Sr. Unscd. Notes	5.00	9/26/20	215,000	[a]	218,225
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	280,000		283,291
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	85,000		90,358
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		124,605
					917,979
Health Care—.2%
Actavis,
Sr. Unscd. Notes	4.63	10/1/42	100,000		90,802
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	190,000		193,186
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	260,000		262,444
					546,432
Information Technology—.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	70,000		71,049

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology (continued)
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	185,000		207,139
					278,188
Materials—.6%
Freeport-McMoRan Copper & Gold,
Gtd. Notes	5.45	3/15/43	250,000		235,474
Holcim US Finance Sarl & Cie,
Gtd. Notes	5.15	9/12/23	200,000	[a]	209,618
LYB International Finance,
Gtd. Notes	4.00	7/15/23	335,000		335,363
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	265,000		264,229
Teck Resources,
Gtd. Notes	5.40	2/1/43	320,000	[c]	289,738
Teck Resources,
Gtd. Notes	6.25	7/15/41	65,000		63,680
Vale Overseas,
Gtd. Notes	4.38	1/11/22	215,000		208,719
Vale,
Sr. Unscd. Notes	5.63	9/11/42	185,000	[c]	164,692
					1,771,513
Municipal Bonds—.4%
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	640,000		584,723
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		134,098
Metropolitan Transportation
Authority, Dedicated
Tax Fund Revenue
(Build America Bonds)	6.09	11/15/40	10,000		11,476
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		259,297
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		151,124
					1,140,718

The Fund	15

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Residential Mortgage
Pass-Through Ctfs.—.0%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.44	7/25/35	98,964	[b]	94,579
Telecommunications—.7%
AT&T,
Sr. Unscd. Notes	1.15	11/27/18	355,000	[b]	356,801
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd. Notes	8.50	11/15/18	150,000		193,150
Rogers Communications,
Gtd. Notes	4.10	10/1/23	205,000		207,878
SBA Tower Trust,
Mortgage Bonds	2.24	4/15/43	405,000	[a]	403,439
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	150,000		163,870
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	455,000		519,633
					1,844,771
U.S. Government Agencies—1.4%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	[c,d]	986,943
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,305,000	[d]	2,285,285
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000	[d]	507,418
					3,779,646
U.S. Government Agencies/
Mortgage-Backed—8.7%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41—3/1/42			1,868,891	[d]	1,884,246
5.00%, 4/1/39			577,767	[d]	627,188
5.50%, 4/1/22—1/1/36			418,499	[d]	451,742
Federal National Mortgage Association:
2.50%, 5/1/28			914,061	[d]	914,137
3.00%, 7/1/28—10/1/42			4,428,209	[d]	4,361,278
3.50%, 12/1/41—8/1/42			3,382,367	[d]	3,416,481
4.00%, 1/1/41—9/1/43			4,983,607	[d]	5,208,097
4.50%, 2/1/39—8/1/41			4,924,094	[d]	5,278,879
5.00%, 8/1/20—7/1/39			1,165,006	[d]	1,266,428
5.50%, 9/1/34—5/1/40			419,870	[d]	464,298

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage
Association (continued):
6.00%, 10/1/37—2/1/39			169,330	[d]	186,738
8.00%, 3/1/30			132	[d]	136
Government National Mortgage Association I;
5.50%, 4/15/33			50,515		56,341
					24,115,989
U.S. Government Securities—8.7%
U.S. Treasury Bonds:
3.88%, 8/15/40			2,110,000	[c]	2,160,938
6.13%, 11/15/27			295,000	[c]	392,557
U.S. Treasury Notes:
1.75%, 5/31/16			7,125,000		7,363,802
2.13%, 5/31/15			9,450,000	[c]	9,720,582
2.38%, 7/31/17			4,150,000		4,377,764
					24,015,643
Utilities—.7%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		108,905
Enel Finance International,
Gtd. Notes	6.80	9/15/37	300,000	[a]	315,008
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		318,321
Iberdrola International,
Gtd. Notes	6.75	7/15/36	205,000		224,225
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		108,093
Nisource Finance,
Gtd. Notes	5.65	2/1/45	390,000		394,736
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000		267,893
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000		243,645
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		31,069
					2,011,895
Total Bonds and Notes
(cost $84,990,798)					85,611,038

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks—66.9%	Shares		Value ($)
Consumer Discretionary—9.5%
Amazon.com	3,350	[e]	1,318,627
Best Buy	34,650		1,405,058
Carnival	27,460		991,581
CBS, Cl. B	13,310		779,434
Delphi Automotive	9,510		556,811
General Motors	42,970	[e]	1,664,228
Johnson Controls	21,770		1,099,603
Kohl’s	43,950		2,429,556
Lowe’s	20,720		983,786
Macy’s	17,960		956,550
News Corp., Cl. A	30,560	[e]	548,857
NIKE, Cl. B	12,600		997,164
Omnicom Group	7,690		549,450
PVH	13,980		1,872,202
Starbucks	8,000		651,680
Time Warner	27,076		1,779,164
Twenty-First Century Fox, Cl. A	38,150		1,277,643
Viacom, Cl. B	24,020		1,925,683
Walt Disney	52,400		3,696,296
Whirlpool	4,770		728,665
			26,212,038
Consumer Staples—4.4%
Archer-Daniels-Midland	49,820		2,005,255
Avon Products	29,970		534,365
Coca-Cola Enterprises	37,950		1,591,623
Costco Wholesale	17,620		2,210,077
CVS Caremark	44,820		3,001,147
Mondelez International, Cl. A	35,740		1,198,362
PepsiCo	8,270		698,484
Philip Morris International	11,070		946,928
			12,186,241
Energy—7.2%
Anadarko Petroleum	13,340		1,184,859
Apache	30,580		2,797,764
Cameron International	9,650	[e]	534,514
Chevron	8,760		1,072,574

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
ConocoPhillips	17,780		1,294,384
EOG Resources	3,530		582,450
National Oilwell Varco	7,040		573,760
Noble Energy	9,840		691,161
Occidental Petroleum	63,070		5,989,127
Phillips 66	23,760		1,653,934
Schlumberger	18,170		1,606,591
Valero Energy	44,470		2,033,168
			20,014,286
Exchange-Traded Funds—.9%
iShares Russell 1000 Value Index Fund	1,790		165,450
SPDR S&P 500 ETF Trust	12,530		2,267,930
			2,433,380
Financial—16.8%
Affiliated Managers Group	2,076	[e]	415,719
Allstate	14,520		788,000
American International Group	42,620		2,120,345
Ameriprise Financial	26,940		2,916,255
Bank of America	277,950		4,397,169
Capital One Financial	17,070		1,222,724
CBRE Group, Cl. A	39,350	[e]	953,844
Charles Schwab	41,960		1,027,181
Chubb	5,670		546,872
Citigroup	78,120		4,134,110
Comerica	27,850		1,262,998
Discover Financial Services	9,820		523,406
Fifth Third Bancorp	37,850		769,112
Goldman Sachs Group	11,270		1,903,954
Hartford Financial Services Group	58,710		2,091,837
ING US	83,360		2,912,598
Invesco	18,990		661,802
JPMorgan Chase & Co.	95,342		5,455,469
MetLife	29,967		1,563,978
Morgan Stanley	36,170		1,132,121
NASDAQ OMX Group	28,720		1,128,409
PNC Financial Services Group	16,330		1,256,593

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Prudential Financial	20,920		1,856,859
Regions Financial	95,710		931,258
TD Ameritrade Holding	44,780		1,288,768
Wells Fargo & Co.	74,822		3,293,664
			46,555,045
Health Care—9.3%
AbbVie	41,370		2,004,377
Aetna	11,370		783,734
Agilent Technologies	11,220		601,055
Amgen	6,920		789,434
Baxter International	12,680		867,946
Bristol-Myers Squibb	18,920		972,110
Cardinal Health	24,800		1,602,080
Celgene	5,530	[e]	894,588
Cigna	18,190		1,590,716
Eli Lilly & Co.	15,860		796,489
Gilead Sciences	14,850	[e]	1,110,929
McKesson	15,840		2,627,698
Medtronic	16,150		925,718
Merck & Co.	36,010		1,794,378
Mylan	29,450	[e]	1,299,628
Pfizer	220,307		6,990,341
			25,651,221
Industrial—6.9%
Cummins	18,280		2,419,541
Danaher	13,110		980,628
Delta Air Lines	38,440		1,113,991
Eaton	35,460		2,576,524
FedEx	25,780		3,575,686
Fluor	9,210		716,630
General Electric	98,070		2,614,546
Honeywell International	16,990		1,503,785
Illinois Tool Works	12,340		982,017
Ingersoll-Rand	13,790		984,882

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
Pitney Bowes	9,040		209,457
Precision Castparts	4,580		1,183,701
Robert Half International	9,810		378,960
			19,240,348
Information Technology—8.9%
Alliance Data Systems	4,380	[c,e]	1,061,099
Amphenol, Cl. A	8,390		713,150
Apple	3,561		1,980,165
Applied Materials	99,110		1,714,603
Cisco Systems	167,680		3,563,200
EMC	109,800		2,618,730
Google, Cl. A	2,650	[e]	2,807,914
Micron Technology	28,040	[e]	591,644
Microsoft	63,870		2,435,363
QUALCOMM	11,250		827,775
Seagate Technology	10,480		513,939
Texas Instruments	72,210		3,105,030
Visa, Cl. A	5,040		1,025,438
Xilinx	41,440		1,841,179
			24,799,229
Materials—2.1%
Ecolab	8,970		961,315
LyondellBasell Industries, Cl. A	27,860		2,150,235
Martin Marietta Materials	5,210		503,078
Owens-Illinois	19,990	[e]	659,670
Praxair	8,020		1,012,605
Vulcan Materials	9,630		542,843
			5,829,746
Utilities—.9%
NextEra Energy	12,020		1,016,772
NRG Energy	59,280		1,568,549
			2,585,321
Total Common Stocks
(cost $153,719,810)			185,506,855

The Fund	21

STATEMENT OF INVESTMENTS (continued)

Other Investment—2.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,511,659)	6,511,659 [f]	6,511,659

Investment of Cash Collateral
for Securities Loaned—.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,013,009)	1,013,009 [f]	1,013,009

Total Investments (cost $246,235,276)	100.4%	278,642,561
Liabilities, Less Cash and Receivables	(.4%)	(1,133,575)
Net Assets	100.0%	277,508,986

GO—General Obligation
REIT—Real Estate Investment Trust

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2013, these securities were valued at $8,987,752 or 3.2% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At November 30, 2013, the value of the fund’s securities on loan was
$3,879,704 and the value of the collateral held by the fund was $3,995,645, consisting of cash collateral of
$1,013,009 and U.S. Government & Agency Securities valued at $2,982,636.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Non-income producing security.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Common Stocks	66.0	Asset-Backed	1.2
U.S. Government Agencies/		Exchange-Traded Funds	.9
Mortgage-Backed	18.8	Municipal Bonds	.4
Corporate Bonds	8.4	Foreign/Governmental	.3
Money Market Investments	2.7	Residential Mortgage-Backed	.0
Commercial Mortgage-Backed	1.7		100.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2013

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,879,704)—Note 1(c):
Unaffiliated issuers			238,710,608		271,117,893
Affiliated issuers				7,524,668	7,524,668
Cash					635,054
Cash denominated in foreign currencies				2,834	2,982
Dividends, interest and securities lending income receivable					962,840
Receivable for investment securities sold					956,074
Receivable for shares of Beneficial Interest subscribed					43,584
Prepaid expenses					15,322
					281,258,417
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					285,714
Payable for investment securities purchased					2,241,426
Liability for securities on loan—Note 1(c)					1,013,009
Payable for shares of Beneficial Interest redeemed					65,267
Accrued expenses					144,015
					3,749,431
Net Assets ($)					277,508,986
Composition of Net Assets ($):
Paid-in capital					251,174,122
Accumulated undistributed investment income—net					1,787,251
Accumulated net realized gain (loss) on investments					(7,859,820)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions					32,407,433
Net Assets ($)					277,508,986

Net Asset Value Per Share
	Class A	Class C	Class J	Class I	Class Z
Net Assets ($)	181,922,216	31,581,650	20,440,569	2,604,190	40,960,361
Shares Outstanding	8,487,494	1,480,112	951,255	121,160	1,916,862
Net Asset Value
Per Share ($)	21.43	21.34	21.49	21.49	21.37

See notes to financial statements.

The Fund	23

STATEMENT OF OPERATIONS
Year Ended November 30, 2013

Investment Income ($):
Income:
Cash dividends (net of $11,476 foreign taxes withheld at source):
Unaffiliated issuers	3,395,714
Affiliated issuers	2,815
Interest	2,104,355
Income from securities lending—Note 1(c)	16,469
Total Income	5,519,353
Expenses:
Management fee—Note 3(a)	2,085,197
Shareholder servicing costs—Note 3(c)	850,657
Distribution fees—Note 3(b)	244,148
Professional fees	105,754
Prospectus and shareholders’ reports	73,314
Registration fees	69,202
Custodian fees—Note 3(c)	45,687
Trustees’ fees and expenses—Note 3(d)	24,622
Loan commitment fees—Note 2	2,174
Interest expense—Note 2	59
Miscellaneous	45,154
Total Expenses	3,545,968
Less—reduction in expenses due to undertaking—Note 3(a)	(262,249)
Less—reduction in fees due to earnings credits—Note 3(c)	(821)
Net Expenses	3,282,898
Investment Income—Net	2,236,455
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	29,348,005
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	16,806,062
Net Realized and Unrealized Gain (Loss) on Investments	46,154,067
Net Increase in Net Assets Resulting from Operations	48,390,522

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2013	2012 [a]
Operations ($):
Investment income—net	2,236,455	2,746,308
Net realized gain (loss) on investments	29,348,005	10,438,746
Net unrealized appreciation
(depreciation) on investments	16,806,062	16,450,987
Net Increase (Decrease) in Net Assets
Resulting from Operations	48,390,522	29,636,041
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,935,562)	(2,154,925)
Class C	(185,888)	(212,238)
Class J	(271,444)	(340,289)
Class I	(33,202)	(35,192)
Class Z	(471,935)	(560,934)
Total Dividends	(2,898,031)	(3,303,578)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	24,710,126	9,515,684
Class C	7,749,450	818,506
Class J	480,803	469,033
Class I	627,724	340,527
Class Z	2,185,217	1,314,430
Dividends reinvested:
Class A	1,763,047	1,948,618
Class C	148,238	165,567
Class J	258,875	327,476
Class I	28,912	30,375
Class Z	453,407	539,967
Cost of shares redeemed:
Class A	(24,106,360)	(27,367,774)
Class B	—	(5,366,168)
Class C	(19,107,485)	(6,388,768)
Class J	(3,281,169)	(4,864,374)
Class I	(643,471)	(492,972)
Class Z	(7,596,691)	(6,797,885)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(16,329,377)	(35,807,758)
Total Increase (Decrease) in Net Assets	29,163,114	(9,475,295)
Net Assets ($):
Beginning of Period	248,345,872	257,821,167
End of Period	277,508,986	248,345,872
Undistributed investment income—net	1,787,251	2,303,938

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended November 30,
	2013	2012 [a]
Capital Share Transactions:
Class Ab,c
Shares sold	1,237,143	559,569
Shares issued for dividends reinvested	97,893	121,258
Shares redeemed	(1,230,209)	(1,596,638)
Net Increase (Decrease) in Shares Outstanding	104,827	(915,811)
Class Bc
Shares redeemed	—	(318,052)
Class Cb
Shares sold	390,383	48,040
Shares issued for dividends reinvested	8,208	10,271
Shares redeemed	(964,097)	(374,868)
Net Increase (Decrease) in Shares Outstanding	(565,506)	(316,557)
Class J
Shares sold	24,653	27,484
Shares issued for dividends reinvested	14,366	20,365
Shares redeemed	(167,503)	(283,455)
Net Increase (Decrease) in Shares Outstanding	(128,484)	(235,606)
Class I
Shares sold	31,953	19,978
Shares issued for dividends reinvested	1,603	1,889
Shares redeemed	(33,230)	(28,966)
Net Increase (Decrease) in Shares Outstanding	326	(7,099)
Class Z
Shares sold	111,562	76,955
Shares issued for dividends reinvested	25,274	33,727
Shares redeemed	(385,424)	(399,230)
Net Increase (Decrease) in Shares Outstanding	(248,588)	(288,548)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended November 30, 2013, 612,770 Class C shares representing $12,273,787 were exchanged for 612,770 Class A shares.
c During the period ended November 30, 2012, 199,789 Class B shares representing $3,344,201 were automatically converted to 200,606 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,
Class A Shares	2013	2012	2011		2010	2009
Per Share Data ($):
Net asset value, beginning of period	18.03	16.26	15.94		14.96	12.47
Investment Operations:
Investment income—net[a]	.18	.21	.21		.21	.25
Net realized and unrealized
gain (loss) on investments	3.45	1.79	.35		1.03	2.62
Total from Investment Operations	3.63	2.00	.56		1.24	2.87
Distributions:
Dividends from investment income—net	(.23)	(.23)	(.24)		(.26)	(.38)
Net asset value, end of period	21.43	18.03	16.26		15.94	14.96
Total Return (%)[b]	20.40	12.50	3.46		8.38	23.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.32	1.37	1.36		1.37	1.45
Ratio of net expenses
to average net assets	1.20	1.20	1.20		1.16	1.12
Ratio of net investment income
to average net assets	.91	1.19	1.23		1.33	1.89
Portfolio Turnover Rate	112.56	117.20	99.71	[c]	103.49	134.74
Net Assets, end of period ($ x 1,000)	181,922	151,113	151,210		143,378	115,445

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

		Year Ended November 30,
Class C Shares	2013	2012	2011		2010	2009
Per Share Data ($):
Net asset value, beginning of period	17.94	16.17	15.84		14.88	12.38
Investment Operations:
Investment income—net[a]	.04	.08	.08		.09	.15
Net realized and unrealized
gain (loss) on investments	3.45	1.78	.35		1.02	2.61
Total from Investment Operations	3.49	1.86	.43		1.11	2.76
Distributions:
Dividends from investment income—net	(.09)	(.09)	(.10)		(.15)	(.26)
Net asset value, end of period	21.34	17.94	16.17		15.84	14.88
Total Return (%)[b]	19.56	11.58	2.70		7.50	22.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.05	2.08	2.04		2.05	2.12
Ratio of net expenses
to average net assets	1.95	1.95	1.94		1.91	1.88
Ratio of net investment income
to average net assets	.18	.44	.48		.58	1.16
Portfolio Turnover Rate	112.56	117.20	99.71	[c]	103.49	134.74
Net Assets, end of period ($ x 1,000)	31,582	36,703	38,205		44,683	50,170

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

		Year Ended November 30,
Class J Shares	2013	2012	2011		2010	2009
Per Share Data ($):
Net asset value, beginning of period	18.06	16.29	15.96		14.97	12.52
Investment Operations:
Investment income—net[a]	.22	.23	.23		.22	.26
Net realized and unrealized
gain (loss) on investments	3.47	1.80	.36		1.03	2.63
Total from Investment Operations	3.69	2.03	.59		1.25	2.89
Distributions:
Dividends from investment income—net	(.26)	(.26)	(.26)		(.26)	(.44)
Net asset value, end of period	21.49	18.06	16.29		15.96	14.97
Total Return (%)	20.71	12.67	3.64		8.50	23.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03	1.06	1.03		1.02	1.06
Ratio of net expenses
to average net assets	.98	1.06	1.03		1.02	1.05
Ratio of net investment income
to average net assets	1.13	1.33	1.39		1.46	1.99
Portfolio Turnover Rate	112.56	117.20	99.71	[b]	103.49	134.74
Net Assets, end of period ($ x 1,000)	20,441	19,499	21,430		23,767	25,858

a Based on average shares outstanding at each month end.
b The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

		Year Ended November 30,
Class I Shares	2013	2012	2011		2010	2009
Per Share Data ($):
Net asset value, beginning of period	18.08	16.31	15.97		14.97	12.47
Investment Operations:
Investment income—net[a]	.23	.25	.25		.24	.36
Net realized and unrealized
gain (loss) on investments	3.46	1.80	.36		1.03	2.56
Total from Investment Operations	3.69	2.05	.61		1.27	2.92
Distributions:
Dividends from investment income—net	(.28)	(.28)	(.27)		(.27)	(.42)
Net asset value, end of period	21.49	18.08	16.31		15.97	14.97
Total Return (%)	20.68	12.75	3.77		8.64	24.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	1.09	1.04		1.04	1.20
Ratio of net expenses
to average net assets	.95	.95	.94		.90	.85
Ratio of net investment income
to average net assets	1.17	1.45	1.48		1.58	2.63
Portfolio Turnover Rate	112.56	117.20	99.71	[b]	103.49	134.74
Net Assets, end of period ($ x 1,000)	2,604	2,184	2,086		2,468	2,128

a Based on average shares outstanding at each month end.
b The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

		Year Ended November 30,
Class Z Shares	2013	2012	2011		2010	2009
Per Share Data ($):
Net asset value, beginning of period	17.94	16.20	15.88		14.90	12.46
Investment Operations:
Investment income—net[a]	.20	.19	.21		.21	.24
Net realized and unrealized
gain (loss) on investments	3.45	1.78	.35		1.03	2.62
Total from Investment Operations	3.65	1.97	.56		1.24	2.86
Distributions:
Dividends from investment income—net	(.22)	(.23)	(.24)		(.26)	(.42)
Net asset value, end of period	21.37	17.94	16.20		15.88	14.90
Total Return (%)	20.58	12.34	3.49		8.43	23.63
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.17	1.28	1.19		1.12	1.18
Ratio of net expenses
to average net assets	1.10	1.28	1.19		1.12	1.16
Ratio of net investment income
to average net assets	1.02	1.11	1.23		1.37	1.88
Portfolio Turnover Rate	112.56	117.20	99.71	[b]	103.49	134.74
Net Assets, end of period ($ x 1,000)	40,960	38,848	39,744		43,924	47,532

a Based on average shares outstanding at each month end.
b The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class J, Class I and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class J, Class I and Class Z shares are sold at net asset value per share. Class I shares are sold only to institutional investors and Class J and Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S.Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and

general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	3,400,528	—	3,400,528
Commercial
Mortgage-Backed	—	4,745,660	—	4,745,660
Corporate Bonds†	—	23,400,296	—	23,400,296
Equity Securities—
Domestic
Common Stocks†	183,073,475	—	—	183,073,475
Exchange-Traded
Funds	2,433,380	—	—	2,433,380
Foreign Government	—	917,979	—	917,979
Municipal Bonds	—	1,140,718	—	1,140,718
Mutual Funds	7,524,668	—	—	7,524,668
Residential
Mortgage-Backed	—	94,579	—	94,579
U.S. Government
Agencies/
Mortgage-Backed	—	27,895,635	—	27,895,635
U.S. Treasury	—	24,015,643	—	24,015,643

† See Statement of Investments for additional detailed categorizations.

At November 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended November 30, 2013, The Bank of New York Mellon earned $3,829 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2012 ($)	Purchases ($)	Sales ($)	11/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,957,164	67,940,648	63,386,153	6,511,659	2.3
Dreyfus
Institutional
Cash
Advantage
Fund	3,756,781	29,664,220	32,407,992	1,013,009.4
Total	5,713,945	97,604,868	95,794,145	7,524,668	2.7

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,787,251, undistributed capital gains $3,573,135, accumulated capital losses $10,120,773 and unrealized appreciation $31,095,251.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2013. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. If not applied, $526,746 of the carryover expires in fiscal year 2016, $9,086,689 expires in fiscal year 2017, $359,386 expires in fiscal year 2018 and $147,952 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2013 and November 30, 2012 were as follows: ordinary income $2,898,031 and $3,303,578, respectively.

During the period ended November 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for paydown gains and losses on mortgage-backed securities, the fund increased

The Fund	39

NOTES TO FINANCIAL STATEMENTS (continued)

accumulated undistributed investment income-net by $144,889 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2013 was approximately $5,200 with a related weighted average annualized interest rate of 1.13%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.The Manager had contractually agreed, from December 1, 2012 through April 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund, so that the net operating expenses of the fund’s Class A, C and I shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed an annual rate of .95% of the value of the average daily net assets of their class. The Manager has also contractually agreed, from April 2, 2013 through April 1, 2014, to waive receipt of it fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding certain expenses as described above) exceed .95% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $262,249 during the period ended November 30, 2013.

During the period ended November 30, 2013, the Distributor retained $15,379 from commissions earned on sales of the fund’s Class A shares and $7,607 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2013, Class C shares were charged $244,148 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2013, Class A and Class C shares were charged $413,615 and $81,383, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (the “Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding

The Fund	41

NOTES TO FINANCIAL STATEMENTS (continued)

Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2013, Class Z shares were charged $34,540 pursuant to the Class Z Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $118,364 for transfer agency services and $7,276 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $815.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2013, the fund was charged $45,687 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $3,062 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $6.

During the period ended November 30, 2013, the fund was charged $9,055 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $181,108, Distribution Plan fees $19,240, Shareholder Services Plan fees $43,470, custodian fees $22,500, Chief Compliance Officer fees $3,833 and transfer agency fees $25,620, which are offset against an expense reimbursement currently in effect in the amount of $10,057.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended November 30, 2013, amounted to $287,606,754 and $308,406,786, respectively.

At November 30, 2013, the cost of investments for federal income tax purposes was $247,547,458; accordingly, accumulated net unrealized appreciation on investments was $31,095,103, consisting of $34,400,699 gross unrealized appreciation and $3,305,596 gross unrealized depreciation.

The Fund	43

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Balanced Opportunity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Balanced Opportunity Fund (the sole series comprising Dreyfus Manager Funds II) as of November 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Balanced Opportunity Fund at November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 27, 2014

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended November 30, 2013 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $2,898,031 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2014 of the percentage applicable to the preparation of their 2013 income tax returns.

The Fund	45

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (70)
Chairman of the Board (2003)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and busi-
nesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 141
———————
Peggy C. Davis (70)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 56
———————
David P. Feldman (74)
Board Member (2003)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 42
———————
Ehud Houminer (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 66

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 42
———————
Robin A. Melvin (50)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 90
———————
Dr. Martin Peretz (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 42
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Fund	47

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 68 investment companies (comprised of 141 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since September 2003.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since September 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since September 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (69 investment companies, comprised of 166 portfolios). He is 56 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 64 investment companies (comprised of 161 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

The Fund	49

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,074 in 2012 and $37,935 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000 in 2012 and $7,691 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2012 and $-0- in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,382 in 2012 and $5,402 in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2012 and $-0- in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,014 in 2012 and $984 in 2013. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $200,000 in 2012 and $-0- in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were  $50,505,978 in 2012 and $51,023,448 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 23, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)